CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY kr in Millions, $ in Millions	USD ($)	DKK (kr)	Share capital USD ($)	Share premium USD ($)	Translation reserves USD ($)	Retained earnings USD ($)
Balance at beginning of period at Dec. 31, 2023	$ 4,687		$ 10	$ 1,942	$ (2)	$ 2,737
Net profit	395	kr 2,733				395
Other comprehensive income	(126)				(126)
Total comprehensive income	269	2,907			(126)	395
Transactions with owners:
Exercise of warrants	11			11
Purchase of treasury shares	(560)					(560)
Share-based compensation expenses	51					51
Withholding taxes on behalf of employees on net settled RSUs	(13)					(13)
Balance at end of period at Jun. 30, 2024	4,445		10	1,953	(128)	2,610
Balance at beginning of period at Dec. 31, 2024	5,137	kr 36,697	10	1,961	(226)	3,392
Net profit	531					531
Other comprehensive income	16				16
Total comprehensive income	547				16	531
Transactions with owners:
Exercise of warrants	7			7
Purchase of treasury shares	(430)					(430)
Share-based compensation expenses	55					55
Share capital reduction	0			(64)		64
Withholding taxes on behalf of employees on net settled RSUs	(14)					(14)
Balance at end of period at Jun. 30, 2025	$ 5,302		$ 10	$ 1,904	$ (210)	$ 3,598